Revenue - Carrying Amount of Deferred Revenue Balance Classified (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 1,088,191	$ 952,196
Gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	1,086,139	949,151
Silver
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from contracts with customers	$ 2,052	$ 3,045